Other Liabilities - Long-Term Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Abstract]
VPP deferred revenue(a)	$ 63	$ 122
CHK Utica ORRI conveyance obligation	0	156
Unrecognized tax benefits	53	101
Other	103	97
Total other long-term liabilities	219	476
Other income	67	$ 6	$ 5
ORRI [Member]
Other Liabilities [Abstract]
CHK Utica ORRI conveyance obligation	183
Consideration	199
Conveyance obligation, noncurrent	30
Conveyance obligation, current	153
Other income	61
ORRI [Member] | Oil and Gas Properties [Member]
Other Liabilities [Abstract]
Capitalized costs, proved properties	77
ORRI [Member] | Liability [Member]
Other Liabilities [Abstract]
Extinguishment of liabilities	$ 122